Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

May 3, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Great-West Life & Annuity Insurance Company
Variable Annuity-8 Series Account
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-203628; 811-23050

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity-8 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

1.    The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Amendment No. 1 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

2.    The text of Amendment No. 1 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 8, 2016.

If you require any additional information regarding the foregoing, please contact the undersigned at (303) 737-0415.

Great-West Life & Annuity Insurance Company
Variable Annuity-8 Series Account
(Registrant)

By: /s/ Brian G. Stallworth

Brian G. Stallworth
Counsel
Great-West Life & Annuity Insurance Company